                                                                               .
                                                                               .
                                                                               .

                                                                    EXHIBIT 99.1

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                          March, 2008
Payment Date                                                                                                 4/15/2008
Transaction Month                                                                                                    3

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                       WEIGHTED AVG REMAINING
                                                             DOLLAR AMOUNT          # OF RECEIVABLES       TERM AT CUTOFF
                                                         -----------------   -----------------------   ----------------------
Initial Pool Balance                                     $2,399,999,232.64                   140,730            49.4 months
Original Securities:                                         DOLLAR AMOUNT        NOTE INTEREST RATE   LEGAL FINAL MATURITY
   Class A-1 Notes                                       $  544,000,000.00                  4.01760%      February 13, 2009
   Class A-2 Notes                                       $  710,400,000.00   one-month LIBOR + 0.60%          July 15, 2010
   Class A-3a Notes                                      $  467,200,000.00                    3.960%         April 15, 2012
   Class A-3b Notes                                      $  225,000,000.00   one-month LIBOR + 0.80%         April 15, 2012
   Class A-4 Notes                                       $  133,500,000.00                    4.370%       October 15, 2012
   Class B Notes                                         $   65,700,000.00                    5.330%      February 15, 2013
   Class C Notes                                         $   43,800,000.00                    6.570%          July 15, 2013
   Class D Notes                                         $   43,800,000.00                    8.000%          July 15, 2014
                                                         -----------------
   Total                                                 $2,233,400,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                    $ 8,070,789.66

PRINCIPAL:
   Principal Collections                                                                                   $58,310,761.49
   Prepayments in Full                                                                                     $21,868,956.41
   Liquidation Proceeds                                                                                    $   525,163.88
   Recoveries                                                                                              $     1,489.78
                                                                                                           --------------
      SUB TOTAL                                                                                            $80,706,371.56
                                                                                                           --------------
COLLECTIONS                                                                                                $88,777,161.22

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                   $   309,995.22
   Purchase Amounts Related to Interest                                                                    $     1,290.69
                                                                                                           --------------
      SUB TOTAL                                                                                            $   311,285.91

Clean-up Call                                                                                              $         0.00

   Reserve Account Draw Amount                                                                             $         0.00
   Net Swap Receipt - Tranche A-2                                                                          $         0.00
   Net Swap Receipt - Tranche A-3b                                                                         $         0.00

AVAILABLE FUNDS                                                                                            $89,088,447.13

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                          March, 2008
Payment Date                                                                                                 4/15/2008
Transaction Month                                                                                                    3

III. DISTRIBUTIONS

                                                                                             CARRYOVER      REMAINING
AVAILABLE FUNDS                             CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                             -----------------   --------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses             $            0.00   $         0.00   $    0.00   $    0.00   $ 89,088,447.13
Indenture Trustee Fees and                  $            0.00   $         0.00   $    0.00   $    0.00   $ 89,088,447.13
Servicing Fee                               $    1,866,785.24   $ 1,866,785.24   $    0.00   $    0.00   $ 87,221,661.89
Net Swap Payment - Tranche A-2              $      319,038.67   $   319,038.67   $    0.00   $    0.00   $ 86,902,623.22
Net Swap Payment - Tranche A-3b             $       75,578.12   $    75,578.12   $    0.00   $    0.00   $ 86,827,045.10
Swap Termination Payment                    $            0.00   $         0.00   $    0.00   $    0.00   $ 86,827,045.10
Interest - Class A-1 Notes                  $    1,241,063.70   $ 1,241,063.70   $    0.00   $    0.00   $ 85,585,981.40
Interest - Class A-2b Notes                 $    1,955,721.33   $ 1,955,721.33   $    0.00   $    0.00   $ 83,630,260.07
Interest - Class A-3a Notes                 $    1,541,760.00   $ 1,541,760.00   $    0.00   $    0.00   $ 82,088,500.07
Interest - Class A-3b Notes                 $      655,671.88   $   655,671.88   $    0.00   $    0.00   $ 81,432,828.19
Interest - Class A-4 Notes                  $      486,162.50   $   486,162.50   $    0.00   $    0.00   $ 80,946,665.69
First Priority Principal Payment            $            0.00   $         0.00   $    0.00   $    0.00   $ 80,946,665.69
Interest - Class B Notes                    $      291,817.50   $   291,817.50   $    0.00   $    0.00   $ 80,654,848.19
Second Priority Principal Payment           $   13,382,102.20   $13,382,102.20   $    0.00   $    0.00   $ 67,272,745.99
Interest - Class C Notes                    $      239,805.00   $   239,805.00   $    0.00   $    0.00   $ 67,032,940.99
Third Priority Principal Payment            $   43,800,000.00   $43,800,000.00   $    0.00   $    0.00   $ 23,232,940.99
Interest - Class D Notes                    $      292,000.00   $   292,000.00   $    0.00   $    0.00   $ 22,940,940.99
Reserve Account Deposit                     $            0.00   $         0.00   $    0.00   $    0.00   $ 22,940,940.99
Regular Principal Payment                   $  326,288,328.88   $22,940,940.99   $    0.00   $    0.00   $          0.00
Subordinated Swap Termination               $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Additional Trustee Fees and                 $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Residual Released to Depositor              $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
                                                                --------------
TOTAL                                                           $89,088,447.13

                                                                   PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment   $          0.00
                                                                      Second Priority Principal Payment  $ 13,382,102.20
                                                                      Third Priority Principal Payment   $ 43,800,000.00
                                                                      Regular Principal Payment          $ 22,940,940.99
                                                                                                         ---------------
                                                                                             TOTAL       $ 80,123,043.19

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                         ------------------------------   ------------------------------   -------------------------------
                                          PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                             ORIGINAL                        ORIGINAL                          ORIGINAL
                            ACTUAL           BALANCE         ACTUAL           BALANCE          ACTUAL           BALANCE
                         --------------   -------------   -------------   --------------   --------------   --------------
Class A-1 Notes          $80,123,043.19   $      147.29   $1,241,063.70   $         2.28   $81,364,106.89   $       149.57
Class A-2 Notes                   $0.00           $0.00   $1,955,721.33   $         2.75   $ 1,955,721.33   $         2.75
Class A-3a Notes                  $0.00           $0.00   $1,541,760.00   $         3.30   $ 1,541,760.00   $         3.30
Class A-3b Notes                  $0.00           $0.00     $655,671.88   $         2.91      $655,671.88   $         2.91
Class A-4a Notes                  $0.00           $0.00     $486,162.50   $         3.64      $486,162.50   $         3.64
Class B Notes                     $0.00           $0.00     $291,817.50   $         4.44      $291,817.50   $         4.44
Class C Notes                     $0.00           $0.00     $239,805.00   $         5.48      $239,805.00   $         5.48
Class D Notes                     $0.00           $0.00     $292,000.00   $         6.67      $292,000.00   $         6.67
                         --------------                   -------------                    --------------
TOTAL                    $80,123,043.19                   $6,704,001.91                    $86,827,045.10

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                          March, 2008
Payment Date                                                                                                 4/15/2008
Transaction Month                                                                                                    3

V. NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                   END OF PERIOD
                                                           BALANCE         NOTE FACTOR        BALANCE        NOTE FACTOR
                                                     -------------------   -----------   -----------------   -----------
Class A-1 Notes                                      $  383,470,431.08       0.7049089   $  303,347,387.89     0.5576239
Class A-2 Notes                                      $  710,400,000.00       1.0000000   $  710,400,000.00     1.0000000
Class A-3a Notes                                     $  467,200,000.00       1.0000000   $  467,200,000.00     1.0000000
Class A-3b Notes                                     $  225,000,000.00       1.0000000   $  225,000,000.00     1.0000000
Class A-4 Notes                                      $  133,500,000.00       1.0000000   $  133,500,000.00     1.0000000
Class B Notes                                        $   65,700,000.00       1.0000000   $   65,700,000.00     1.0000000
Class C Notes                                        $   43,800,000.00       1.0000000   $   43,800,000.00     1.0000000
Class D Notes                                        $   43,800,000.00       1.0000000   $   43,800,000.00     1.0000000
                                                     -----------------       ---------   -----------------     ---------
TOTAL                                                $2,072,870,431.08       0.9281232   $1,992,747,387.89     0.8922483
POOL INFORMATION
   Weighted Average APR                                                          4.500%                            4.496%
   Weighted Average Remaining Term                                               48.17                             47.55
   Number of Receivables Outstanding                                           135,430                           131,997
   Pool Balance                                                      $2,240,142,290.31                 $2,158,686,353.66
   Adjusted Pool Balance (Pool Balance - YSOC Amount)                $2,045,663,706.11                 $1,971,888,328.88
   Pool Factor                                                               0.9333929                         0.8994529

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                             $   11,999,996.16
Targeted Credit Enhancement Amount                                                                     $   21,586,863.54
Yield Supplement Overcollateralization Amount                                                          $  186,798,024.78
Targeted Overcollateralization Amount                                                                  $  196,384,892.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                             $  165,938,965.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                      $   11,999,996.16
Reserve Account Deposits Made                                                                                       0.00
Reserve Account Draw Amount                                                                                         0.00
                                                                                                       -----------------
Ending Reserve Account Balance                                                                         $   11,999,996.16
Change in Reserve Account Balance                                                                      $            0.00

Specified Reserve  Balance                                                                             $   11,999,996.16

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                          March, 2008
Payment Date                                                                                                 4/15/2008
Transaction Month                                                                                                    3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                        # OF RECEIVABLES       AMOUNT
                                                                                        ----------------   -------------
Realized Loss                                                                                       387    $  441,059.65
(Recoveries)                                                                                          2    $    1,489.78
                                                                                                           -------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $  439,569.87
Cumulative Net Losses Last Collection                                                                      $   97,101.39
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $  536,671.26

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.24%

DELINQUENT RECEIVABLES:

                                                                   % OF EOP POOL       # OF RECEIVABLES           AMOUNT
                                                               ---------------------   ----------------   --------------
31-60 Days Delinquent                                                           0.83%               927   $17,946,483.71
61-90 Days Delinquent                                                           0.08%                66   $ 1,817,168.10
91-120 Days Delinquent                                                          0.01%                13   $   301,123.89
Over 120 Days Delinquent                                                        0.00%                 0   $         0.00
                                                                                ----              -----   --------------
TOTAL DELINQUENT RECEIVABLES                                                    0.93%             1,006   $20,064,775.70

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                          64   $ 1,541,122.08
Total Repossesed Inventory                                                                           67   $ 1,777,266.13

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.0040%
Preceding Collection Period                                                                                       0.0469%
Current Collection Period                                                                                         0.2398%
Three Month Average                                                                                               0.0969%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.0058%
Preceding Collection Period                                                                                       0.0347%
Current Collection Period                                                                                         0.0598%
Three Month Average                                                                                               0.0334%